SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	1 Months Ended
	Feb. 13, 2015	Jan. 21, 2015	Jan. 31, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross			360,000
Exercise Price, Granted			$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jan. 21, 2025
Stock Options Exercised	1,236	38,406
Stock Options Exercise Price	$ 0.0013	$ 0.0013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,236	38,406